Prepaid Expesnes and Other Accounts Receivavable	12 Months Ended
Dec. 31, 2021
Disclosure Of Other Accounts Receivable And Prepaid Expenses [Abstract]
PREPAID EXPESNES AND OTHER ACCOUNTS RECEIVAVABLE
NOTE 5:-	PREPAID EXPESNES AND OTHER ACCOUNTS RECEIVAVABLE

The following table summarizes the composition of the Group’s prepaid expenses, other accounts receivable and other investments:

	December 31,
	2021	2020
Prepaid expenses and advances to suppliers	$48,871	$47,155
Government departments	20,911	29,973
Employees	326	301
Related Parties	278	404
Other	1,732	5,987
	$72,118	$83,820